Accounts payable	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Accounts payable

Note 7 – Accounts payable

Accounts payable mainly consist of trade accounts payable. As of June 30, 2026 and December 31, 2025, the balance of accounts payable were $1,161,228 and $3,318,162, respectively.

The ageing of all accounts payable is under 2 years, and the Company is not required to pay any interest on accounts payable.